Expenses by nature (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Maintenance, security, cleaning, repairs and others	$ 1,806	$ 1,627	$ 1,825
Depreciation and amortization	32,140	33,973	28,453
Leases and service charges	144	126	96
Other expenses	14,602	12,756	13,379
Costs [Member]
Statement [Line Items]
Change in agricultural products and biological assets	196,501	211,818	346,452
Salaries, social security costs and other personnel expenses	54,955	53,846	48,206
Fees and payments for services	45,290	40,980	43,159
Cost of sale of goods and services	70,909	50,604	59,503
Maintenance, security, cleaning, repairs and others	32,343	31,100	28,288
Taxes, rates and contributions	6,240	7,507	9,166
Advertising and other selling expenses	12,228	17,461	10,627
Freights	35	21	23
Director's fees		0	0
Depreciation and amortization	6,834	6,410	6,086
Leases and service charges	2,142	2,957	2,578
Travel, library expenses and stationery	1,591	1,427	963
Supplies and labors	1,719	2,489	2,240
Other expenses	1,009	810	765
Bank expenses	183	137	91
Conditioning and clearance	0	0	0
Interconnection and roaming expenses	1,064	813	791
Allowance for doubtful accounts, net	0	0	0
Total expenses by nature	433,043	428,380	558,938
General And Administrative Expenses [Member]
Statement [Line Items]
Change in agricultural products and biological assets	0	0	0
Salaries, social security costs and other personnel expenses	39,801	38,646	33,783
Fees and payments for services	11,022	10,359	8,248
Cost of sale of goods and services	0	0	0
Maintenance, security, cleaning, repairs and others	5,259	5,640	5,653
Taxes, rates and contributions	4,453	2,754	2,275
Advertising and other selling expenses	85	66	0
Freights	373	10	11
Director's fees	16,427	38,090	14,594
Depreciation and amortization	2,960	3,178	3,608
Leases and service charges	939	1,141	958
Travel, library expenses and stationery	1,231	1,074	1,193
Supplies and labors	0	0	0
Other expenses	407	680	668
Bank expenses	1,844	1,531	1,457
Conditioning and clearance	0	0	0
Interconnection and roaming expenses	50	37	15
Allowance for doubtful accounts, net	0	0	0
Total expenses by nature	84,851	103,206	72,463
Selling Expenses [Member]
Statement [Line Items]
Change in agricultural products and biological assets	0	0	0
Salaries, social security costs and other personnel expenses	5,907	5,093	3,161
Fees and payments for services	2,655	4,212	4,878
Cost of sale of goods and services	0	0	0
Maintenance, security, cleaning, repairs and others	78	57	32
Taxes, rates and contributions	22,159	21,059	21,910
Advertising and other selling expenses	2,750	1,369	3,449
Freights	16,613	14,898	18,245
Director's fees	0	0	0
Depreciation and amortization	779	399	196
Leases and service charges	86	113	90
Travel, library expenses and stationery	685	653	443
Supplies and labors	3,785	65	2,400
Other expenses	1,633	126	1,667
Bank expenses	0	42	10
Conditioning and clearance	2,182	1,537	2,373
Interconnection and roaming expenses	0	15	0
Allowance for doubtful accounts, net	1,051	726	(60)
Total expenses by nature	60,384	50,364	58,794
Production Costs [Member]
Statement [Line Items]
Change in agricultural products and biological assets	196,501	211,818	346,452
Salaries, social security costs and other personnel expenses	100,663	97,585	85,150
Fees and payments for services	58,967	55,551	56,285
Cost of sale of goods and services	70,909	50,604	59,503
Maintenance, security, cleaning, repairs and others	37,680	36,797	33,973
Taxes, rates and contributions	32,852	31,320	33,351
Advertising and other selling expenses	15,063	18,896	14,076
Freights	17,021	14,929	18,279
Director's fees	16,427	38,090	14,594
Depreciation and amortization	10,573	9,987	9,890
Leases and service charges	3,167	4,211	3,626
Travel, library expenses and stationery	3,507	3,154	2,599
Supplies and labors	5,504	2,554	4,640
Other expenses	3,049	1,616	3,100
Bank expenses	2,027	1,710	1,558
Conditioning and clearance	2,182	1,537	2,373
Interconnection and roaming expenses	1,135	865	806
Allowance for doubtful accounts, net	1,051	726	(60)
Total expenses by nature	$ 578,278	$ 581,950	$ 690,195